Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 8. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets that are measured on a recurring basis as of September 30, 2020 and December 31, 2019 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investment held in Trust Account
September 30, 2020	$569,041,175	$569,041,175	$—	$—
December 31, 2019	$565,152,589	$565,152,589	$—	$—
At September 30, 2020 and December 31, 2019, the investments held in the Trust Account were held in U.S. Treasury Money Market Funds.

NOTE 7. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets that are measured on a recurring basis as of December 31, 2019 and 2018 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investment held in Trust Account
December 31, 2019	$565,152,589	$565,152,589	$—	$—
December 31, 2018	$555,695,763	$555,695,763	$—	$—
At December 31, 2019 and 2018, the investments held in the Trust Account were held in marketable equity securities.